Pension and other schemes	12 Months Ended
Dec. 31, 2020
Pension and other schemes
Pension and other schemes

21 Pension and other schemes

Defined contribution pension scheme

The Group operates a defined contribution pension scheme. The pension cost charge for the year represents contributions payable by the Group to the scheme and amounted to £271,000 (2019: £102,000).

Contributions totalling £70,000 (2019: £nil) were payable to the scheme at the end of the year and are included in creditors.